DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE LIABILITY (Tables)
Schedule of fair value of the derivative liability
	December 31, 2020	December 31, 2019
Dividend yields	0%	0%
Term	0-1.0 year	0-2.0 year
Volatility	79.54%-107.2%	107.0%-133.0%
Risk free rate	0.10-1.59%	1.54-2.60%